Effects of Corrections and Other Adjustments Previously Reported Unaudited Quarterly Financial Information (Statement of Operations Data) (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Apr. 27, 2013	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Quarterly Financial Information [Line Items]
Sales	$ 1,277,021	$ 2,223,945	$ 1,884,532	$ 1,453,507	$ 1,379,710	$ 2,439,124	$ 1,891,961	$ 1,418,404	$ 6,839,005	$ 7,129,199	$ 6,998,565
Cost of sales and occupancy		1,670,433	1,402,243	1,037,702	979,083	1,784,881	1,419,546	1,028,173	5,156,499	5,211,683	5,197,252
Gross profit	230,900	553,512	482,289	415,805	400,627	654,243	472,415	390,231	1,682,506	1,917,516	1,801,313
Selling and administrative expenses		494,094	415,747	410,055	409,832	502,870	415,632	411,118	1,675,376	1,739,452	1,629,465
Depreciation and amortization		55,761	57,613	58,035	58,968	60,273	57,755	55,671	227,134	232,667	228,647
Operating income		3,657	8,929	(52,285)	(68,173)	91,100	(972)	(76,558)	(220,004)	(54,603)	(56,799)
Interest expense, net and amortization of deferred financing fees		8,772	8,122	8,941	(8,629)	(8,773)	(8,460)	(9,442)	(35,345)	(35,304)	(57,350)
Income (loss) before income taxes		(5,115)	807	(61,226)	(76,802)	82,327	(9,432)	(86,000)	(255,349)	(89,907)	(114,149)
Income taxes (benefit)		(1,432)	306	(21,398)	(20,184)	29,438	(3,321)	(31,000)	(97,543)	(25,067)	(45,276)
Net income		(3,683)	501	(39,828)	(56,618)	52,889	(6,111)	(55,000)	(157,806)	(64,840)	(68,873)
Diluted earnings per common share
Net income	$ (2.04)	$ (0.14)	$ (0.07)	$ (0.76)	$ (1.06)	$ 0.72	$ (0.17)	$ (0.96)	$ (3.02)	$ (1.34)	$ (1.22)
Previously Reported
Quarterly Financial Information [Line Items]
Sales		2,223,945	1,884,532	1,453,507	1,379,710	2,439,124	1,891,961	1,418,404		7,129,199	6,998,565
Cost of sales and occupancy		1,674,384	1,404,034	1,039,619	980,932	1,786,308	1,420,297	1,030,846		5,218,383	5,205,712
Gross profit		549,561	480,498	413,888	398,778	652,816	471,664	387,558		1,910,816	1,792,853
Selling and administrative expenses		494,094	415,747	410,055	409,832	502,870	415,632	411,118		1,739,452	1,629,465
Depreciation and amortization		55,761	57,613	58,035	58,968	60,273	57,755	55,671		232,667	228,647
Operating income		(294)	7,138	(54,202)	(70,022)	89,673	(1,723)	(79,231)		(61,303)	(65,259)
Interest expense, net and amortization of deferred financing fees		8,772	8,122	8,941	(8,629)	(8,773)	(8,460)	(9,442)		(35,304)	(57,350)
Income (loss) before income taxes		(9,066)	(984)	(63,143)	(78,651)	80,900	(10,183)	(88,673)		(96,607)	(122,609)
Income taxes (benefit)		(3,008)	(409)	(22,163)	(20,922)	28,869	(3,620)	(32,067)		(27,740)	(48,652)
Net income		(6,058)	(575)	(40,980)	(57,729)	52,031	(6,563)	(56,606)		(68,867)	(73,957)
Diluted earnings per common share
Net income		$ (0.18)	$ (0.09)	$ (0.78)	$ (1.08)	$ 0.71	$ (0.17)	$ (0.99)		$ (1.41)	$ (1.31)
Correction
Quarterly Financial Information [Line Items]
Cost of sales and occupancy		(3,951)	(1,791)	(1,917)	(1,849)	(1,427)	(751)	(2,673)		(6,700)	(8,460)
Gross profit		3,951	1,791	1,917	1,849	1,427	751	2,673		6,700	8,460
Operating income		3,951	1,791	1,917	1,849	1,427	751	2,673		6,700	8,460
Income (loss) before income taxes		3,951	1,791	1,917	1,849	1,427	751	2,673		6,700	8,460
Income taxes (benefit)		1,576	715	765	738	569	299	1,067		2,673	3,376
Net income		$ 2,375	$ 1,076	$ 1,152	$ 1,111	$ 858	$ 452	$ 1,606		$ 4,027	$ 5,084
Diluted earnings per common share
Net income		$ 0.04	$ 0.02	$ 0.02	$ 0.02	$ 0.01	$ 0.00	$ 0.03		$ 0.07	$ 0.09